Goodwill and impairment review of goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Goodwill and impairment review of goodwill	Goodwill and impairment review of goodwill

		$ million
	2025	2024
Cost
At 1 January	15,530	13,176
Exchange adjustments	397	(179)
Acquisitions and other additions	(89)	2,734
Reclassified as assets held for sale	(2,756)	(79)
Deletions and disposals	(133)	(122)
At 31 December	12,949	15,530
Impairment losses
At 1 January	642	704
Exchange adjustments	30	(2)
Impairment losses for the year	2,009	—
Deletions and disposals	(32)	(60)
At 31 December	2,649	642
Net book amount at 31 December	10,300	14,888
Net book amount at 1 January	14,888	12,472
Impairment review of goodwill

		$ million
Goodwill at 31 December	2025	2024
gas & low carbon energy[a]	3,185	5,166
oil production & operations	4,870	4,925
customers & products[a]	2,245	4,797
other businesses & corporate	—	—
	10,300	14,888
a2024 restated to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
Goodwill acquired through business combinations has been allocated to groups of cash-generating units (CGUs) that are expected to benefit from the synergies of the acquisition. For oil production & operations goodwill is allocated to CGUs in aggregate at the segment level, for gas & low carbon energy, goodwill is allocated to the hydrocarbon CGUs ('upstream gas businesses') within the segment and to Lightsource bp (LSbp) and
Archaea Energy (‘transition businesses’). For customers and products, goodwill has been allocated to Castrol, US Fuels, European Fuels and Other.
For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangible assets and goodwill in Note 1.
gas & low carbon energy and oil production & operations

						$ million		$ million
				gas & low carbon energy			oil production & operations
			2025			2024	2025	2024
	Upstream gas businesses	Transition businesses	Total	Upstream gas businesses	Transition businesses	Total[a]
Goodwill[a]	2,260	925	3,185	2,228	2,938	5,166	4,870	4,925
Excess of recoverable amount over carrying amount	2,917	—	2,917	2,026	n/a	2,026	13,748	12,432
aRestated to reflect the move of Archaea Energy from the customers & products segment to the gas & low carbon energy segment.
The table above shows the carrying amount of goodwill for the segments at the period end and the excess of the recoverable amount over the carrying amount (headroom) at the date of the most recent test. The recoverable amounts for the upstream gas businesses and transition businesses are based on value-in-use calculations. The increase in headroom for the goodwill impairment tests for the upstream gas businesses is due to the passage of time and price impacts. For oil production & operations management have rolled-forward the most recent detailed calculation as the criteria set out in IAS 36 for doing so were met.
During 2025 impairment charges of $2,009 million were recognized against the transition businesses goodwill balance. The impairment charges arose as a result of changes in assumptions including future capital and operating expenditure and project development. No impairment of the goodwill in the upstream gas businesses was recognized in 2025 or 2024. No impairment of the goodwill in oil production & operations was recognized during 2025 or 2024.
14. Goodwill and impairment review of goodwill – continued
Upstream gas businesses and oil production & operations
The value in use for relevant CGUs in both the upstream gas businesses and oil production & operations is based on the cash flows expected to be generated by the projected production profiles up to the expected dates of cessation of production of each field, based on appropriately risked estimates of reserves and resources. Midstream and supply and trading activities and equity-accounted entities are generally not included in the impairment reviews of goodwill, as they do not represent part of the grouping of CGUs to which the goodwill balances relate and which are used to monitor the goodwill balances for internal management purposes. Where such activities form part of wider CGUs to which goodwill relates they are reflected in the test. As the production profile and related cash flows can be estimated from bp’s past experience, management believes that the cash flows generated over the estimated life of field is the appropriate basis upon which to assess goodwill and individual assets for impairment in both the upstream gas businesses and oil & production operations. The estimated date of cessation of production depends on the interaction of a number of variables, such as the recoverable quantities of hydrocarbons, the production profile of the hydrocarbons, the cost of the development of the infrastructure necessary to recover the hydrocarbons, production costs, the contractual duration of the production concession and the selling price of the hydrocarbons produced. As each field has specific reservoir characteristics and economic circumstances, the cash flows of each field are computed using appropriate individual economic models and key assumptions agreed by bp management.
Estimated production volumes and cash flows up to the date of cessation of production on a field-by-field basis, including operating and capital expenditure, are derived from the business segment plans. The production profiles used are consistent with the reserve and resource volumes approved as part of bp’s centrally controlled process for the estimation of proved and probable reserves and total resources.
The average production for the purposes of goodwill impairment testing in the upstream gas businesses over the next 15 years is 146 mmboe per year (2024 154 mmboe per year) and in the oil production and operations segment is 400 mmboe per year (2024 400 mmboe per year). Production assumptions used for the goodwill impairment tests in both the upstream gas businesses and oil production & operations reflect management’s best estimate of future production of the existing portfolio at the time of the calculation.
The weighted-average pre-tax discount rate used in the review for the oil production & operations segment is 17%, and 11% for the gas businesses
(2024 17% for the oil production & operations segment and 11% for the gas businesses).
The most recent reviews for impairment for the oil production & operations and the upstream gas businesses were carried out in the fourth quarter.
The key assumptions used in the value-in-use calculations are oil and natural gas prices, production volumes and the discount rate. The value-in-
use calculations have been prepared for the purposes of determining whether the goodwill balances were impaired. For the upstream gas businesses , estimated future cash flows were prepared on the basis of certain assumptions prevailing at the time of the tests. For the oil production & operations segment, as permitted by IAS 36, the detailed calculations for recoverable amounts performed in 2024 were used as a basis for the 2025 impairment tests. The recoverable amounts, key assumptions and sensitivity calculations for 2025 are prepared using the remaining future cashflows from the 2024 detailed calculations. The headrooms for 2025 do not represent the headrooms that would result if a test was run based on discounted future cashflows estimated using 2025 data and assumptions. The actual outcomes may differ from the assumptions made. For example, reserves and resources estimates and production forecasts are subject to revision as further technical information becomes available and economic conditions change. Due to economic developments, regulatory change and emissions reduction activity arising from climate concern and other factors, future commodity prices and other assumptions may differ from the forecasts used in the calculations.
Sensitivities to different variables have been estimated using certain simplifying assumptions. For example, lower oil and gas price or production sensitivities do not fully reflect the specific impacts for each contractual arrangement and will not capture all favourable impacts that may arise from cost deflation or savings. A detailed calculation at any given price or production profile may, therefore, produce a different result.
It is estimated that an 11% (2024 11%) reduction in revenue throughout each year of the remaining life of those assets, either as a result of adverse price or production conditions or a combination of each, would cause the recoverable amount to be equal to the carrying amount of goodwill and related net non-current assets of the oil production and operations segment. For the gas businesses a 9% (2024 6%) reduction would have the same result.
It is estimated that no reasonably possible change in the discount rate would cause the recoverable amount to be equal to the carrying amount of goodwill and related net non-current assets.
Transition businesses
The transition businesses goodwill relates to the acquisitions of Archaea Energy and Lightsource bp. Cash flows were derived from the approved business plans.
For Archaea Energy, cash flows are derived from the approved business plan, which covers the period up to 2050. To determine the value in use, approved business plan cash flows were discounted and aggregated with a terminal value.
For Lightsource bp, cash flows for a period of 10 years were discounted and aggregated with a terminal value. Management considers the use of 10 years of plan cash flows before adding a terminal value to be appropriate reflecting the maturity of the business with an early stage development portfolio and other aspects of business model changes such that 10 years reflected an appropriate ‘steady state’ of development project sales and other income from which terminal value cash flows could be determined.
The assumptions to which the impairment tests are most sensitive are for Lightsource bp, the solar project sell-down unit margin, terminal value growth rate and the discount rate and for Archaea Energy renewable natural gas prices, and the level of capital expenditure and its consequential impact on production volumes and discount rate. These assumptions are affected by market conditions. Discount rate assumptions are based on the group’s impairment discount rates as disclosed in Note 1. Other assumptions are based on management experience. The steady long-term growth rate used in the Lightsource bp goodwill impairment test terminal value is a risk-adjusted rate reflecting assumptions about inflation and project development growth.
It is estimated that a 1% decrease in the discount rates applied to the transition businesses would have resulted in a reduction to the goodwill impairment charges of $1.7 billion. It is estimated that a 1% increase to the discount rates would have resulted in an increase to the goodwill impairment charge of $0.9 billion.
These discount rate sensitivity analyses do not take into account any effect on the goodwill impairment test that would arise from first applying the changes in assumptions to the underlying assets of the businesses.
14. Goodwill and impairment review of goodwill – continued
Lightsource bp project development margins could change as a result of changes in sales prices achieved, development costs incurred or changes in the number of projects sold. It is estimated that a 10% increase to project development unit margin would have resulted in a reduction to the goodwill impairment charge of $0.4 billion. It is estimated that a 10% decrease in project development unit margin would have resulted in an increase to the goodwill impairment charge of $0.5 billion. It is estimated that a 1% increase to the terminal value growth rate would have resulted in a reduction to the goodwill impairment charge of $1.0 billion. It is estimated that a 1% decrease in the terminal value growth rate would have resulted in an increase to the goodwill impairment charge of $0.6 billion.
These sensitivity analyses do not, however, represent management’s best estimate of any impairment charges or reversals that might be recognized as they do not fully incorporate consequential changes that may arise, such as changes in capital and operating costs, business plans and phasing of development. The above sensitivity analyses therefore do not reflect a linear relationship between development margins or growth rate and value that can be extrapolated. The interdependency of these inputs and factors limits the practicability of estimating the probability or extent to which the overall recoverable amount is impacted by changes to the price assumptions or production volumes.
Given the impairment charges taken in the year, the recoverable amount of the transition businesses CGUs’ goodwill is equal to its carrying amount. Therefore, no disclosures regarding what changes in assumptions would cause headroom to be eroded have been provided. Also reflecting that goodwill impairment reversals are not permitted by IFRS the sensitivities identified above are provided to give context to the estimates taken at December 2025. No reversals to goodwill would arise should the estimates be changed favourably in the year ended December
2026.
customers & products

										$ million
					2025					2024
	Castrol	US Fuels	European Fuels	Other	Total	Castrol	US Fuels	European Fuels	Other	Total[a]
Goodwill[a]	—	844	823	578	2,245	2,615	828	801	553	4,797
aRestated to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
Cash flows for each group of CGUs are derived from the business segment plans, which cover a period of up to five years. To determine the value in use for each of the groups of cash-generating units, cash flows for a period of 10 years, are discounted and aggregated with a terminal value. Pre-
tax discount rates ranging from 10-12% are applied. It is estimated that no reasonably possible change in the key assumptions used in the US Fuels and European Fuels goodwill impairment assessments would cause the recoverable amount to be equal to the carrying amount of goodwill and related net non-current assets.
No material impairment of the goodwill balances in customers & products was recognized during 2025.
Castrol
The goodwill associated with Castrol was reclassified to assets held for sale during the year.